Impairment Charges / (Reversals) - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges and reversals on non-financial assets and receivables	€ 60	€ 128	€ 109
Impairment charges non financial assets value of business acquired and deferred policy acquisition costs			76
Impairment of intangible assets other than goodwill			9
Impairment loss on financial assets			€ 10
Aegon Americas [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges and reversals on non-financial assets and receivables		68
Netherlands [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges and reversals on non-financial assets and receivables		€ 17